Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail)	Dec. 31, 2019 USD ($)
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Investments in equity instruments at fair value through other comprehensive income (FVTOCI)	$ 132,160